Annual Total Returns - BlackRock LifePath Dynamic 2055 Fund (Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares) [BarChart] - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2055 Fund - Institutional Shares
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(4.02%)
Annual Return 2012	16.46%
Annual Return 2013	20.99%
Annual Return 2014	5.90%
Annual Return 2015	(2.52%)
Annual Return 2016	8.20%
Annual Return 2017	22.57%
Annual Return 2018	(8.43%)
Annual Return 2019	26.48%
Annual Return 2020	15.47%